Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trucks and vehicles	$ 21,872,099	$ 23,933,669	$ 20,415,684
Other equipment	2,772,304	2,781,903	2,888,663
Buildings and improvements	2,328,477	2,403,477	2,947,305
Trucks in process	877,280	1,110,356	852,975
Capitalized truck leases	455,093	455,093	455,093
Land	596,420	601,420	701,420
Disposal wells	367,330	667,330	620,104
Total property and equipment	29,269,003	31,953,248	28,881,244
Accumulated depreciation	(15,467,984)	(16,932,358)	(14,122,205)
Property and equipment - net	$ 13,801,019	$ 15,020,890	$ 14,759,039